Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	$ 977	$ 0	$ (171)
Cash flows from investing activities
Property, plant and equipment, net	(1,290)	(2,315)	(2,913)
Investments in subsidiaries	0	0	0
Distributions received from affiliates, net	0	0	0
Other	0	(38)	(62)
Net cash provided by (used in) investing activities	(1,290)	(2,353)	(2,975)
Cash flows from financing activities
Proceeds from issuances of debt	3,814	8,003	2,860
Repayments of debt	(2,173)	(5,251)	0
Debt issuance and deferred financing costs	(50)	(115)	(170)
Debt extinguishment costs	0	(14)	0
Distributions to parent	0	0	0
Contributions from parent	0	0	0
Distributions to owners	(294)	(99)	(99)
Net cash provided by (used in) financing activities	1,297	2,524	2,591
Net increase (decrease) in cash, cash equivalents and restricted cash	984	171	(555)
Cash, cash equivalents and restricted cash—beginning of period	605	434	989
Cash, cash equivalents and restricted cash—end of period	1,589	605	434
Parent Issuer [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	(101)	(53)	(43)
Cash flows from investing activities
Property, plant and equipment, net	0	0	(1)
Investments in subsidiaries	(245)	(2,429)	(53)
Distributions received from affiliates, net	1,431	218	84
Other		0	0
Net cash provided by (used in) investing activities	1,186	(2,211)	30
Cash flows from financing activities
Proceeds from issuances of debt	1,500	2,560	0
Repayments of debt	(1,470)	0
Debt issuance and deferred financing costs	(22)	(73)	0
Debt extinguishment costs		0
Distributions to parent	0	0	0
Contributions from parent	0	0	0
Distributions to owners	(294)	(99)	(99)
Net cash provided by (used in) financing activities	(286)	2,388	(99)
Net increase (decrease) in cash, cash equivalents and restricted cash	799	124	(112)
Cash, cash equivalents and restricted cash—beginning of period	234	110	222
Cash, cash equivalents and restricted cash—end of period	1,033	234	110
Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	431	181	53
Cash flows from investing activities
Property, plant and equipment, net	(21)	(7)	(25)
Investments in subsidiaries	(7)	(1)	(15)
Distributions received from affiliates, net	782	0	0
Other		(6)	0
Net cash provided by (used in) investing activities	754	(14)	(40)
Cash flows from financing activities
Proceeds from issuances of debt	0	0	0
Repayments of debt	0	(2,486)
Debt issuance and deferred financing costs	0	0	(1)
Debt extinguishment costs		(14)
Distributions to parent	(1,431)	(218)	(84)
Contributions from parent	245	2,429	53
Distributions to owners	0	0	0
Net cash provided by (used in) financing activities	(1,186)	(289)	(32)
Net increase (decrease) in cash, cash equivalents and restricted cash	(1)	(122)	(19)
Cash, cash equivalents and restricted cash—beginning of period	13	135	154
Cash, cash equivalents and restricted cash—end of period	12	13	135
Non-Guarantor [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	657	(130)	(207)
Cash flows from investing activities
Property, plant and equipment, net	(1,279)	(2,306)	(2,861)
Investments in subsidiaries	0	0	0
Distributions received from affiliates, net	0	0	0
Other		(32)	(62)
Net cash provided by (used in) investing activities	(1,279)	(2,338)	(2,923)
Cash flows from financing activities
Proceeds from issuances of debt	2,314	5,443	2,860
Repayments of debt	(703)	(2,765)
Debt issuance and deferred financing costs	(28)	(42)	(169)
Debt extinguishment costs		0
Distributions to parent	(782)	0	0
Contributions from parent	7	1	15
Distributions to owners	0	0	0
Net cash provided by (used in) financing activities	808	2,637	2,706
Net increase (decrease) in cash, cash equivalents and restricted cash	186	169	(424)
Cash, cash equivalents and restricted cash—beginning of period	358	189	613
Cash, cash equivalents and restricted cash—end of period	544	358	189
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	(10)	2	26
Cash flows from investing activities
Property, plant and equipment, net	10	(2)	(26)
Investments in subsidiaries	252	2,430	68
Distributions received from affiliates, net	(2,213)	(218)	(84)
Other		0	0
Net cash provided by (used in) investing activities	(1,951)	2,210	(42)
Cash flows from financing activities
Proceeds from issuances of debt	0	0	0
Repayments of debt	0	0
Debt issuance and deferred financing costs	0	0	0
Debt extinguishment costs		0
Distributions to parent	2,213	218	84
Contributions from parent	(252)	(2,430)	(68)
Distributions to owners	0	0	0
Net cash provided by (used in) financing activities	1,961	(2,212)	16
Net increase (decrease) in cash, cash equivalents and restricted cash	0	0	0
Cash, cash equivalents and restricted cash—beginning of period	0	0	0
Cash, cash equivalents and restricted cash—end of period	$ 0	$ 0	$ 0